Accounting for Goodwill and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Accounting for Goodwill and Other Non-current Assets [Abstract]
Schedule of Goodwill
Based on the preliminary purchase price allocation, the components of goodwill by reporting unit are listed below (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
AHS	$2,214,556	$167,639
LifeCell	1,240,100	1,118,206
Goodwill related to the divestiture	42,876	43,036
	$3,497,532	$1,328,881

Schedule of Definite-lived and Indefinite-lived Intangible Assets
Identifiable intangible assets include the following (dollars in thousands):

	December 31, 2011		December 31, 2010
	Successor		Predecessor
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Definite-lived intangible assets:
Customer relationships and non-compete agreements	$852,400	$(7,118)	$185,782	$(36,489)
Developed technology	654,717	(9,524)	238,391	(44,180)
Tradenames and patents	15,141	(380)	151,482	(41,184)
Total definite-lived intangible assets	1,522,258	(17,022)	575,655	(121,853)
Indefinite-lived intangible assets:
Tradenames	1,350,000	—	—	—
In-process research and development	20,500	—	—	—
Total indefinite-lived intangible assets	1,370,500	—	—	—
	$2,892,758	$(17,022)	$575,655	$(121,853)

Schedule of Estimated Amortization Expense
The following table presents the estimated amortization expense, in total, to be incurred over the next five years for all definite-lived intangible assets as of December 31, 2011 (dollars in thousands):

Year ending December 31,	Estimated Amortization Expense
2012	$108,400
2013	$108,236
2014	$101,150
2015	$101,150
2016	$101,150